                                                  ------------------------------
                                                  OMB APPROVAL
                                                  OMB Number: 3235-0570
                                                  Expires: November 30, 2005
                                                  Estimated average burden
                                                  hours per response.........5.0
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06719

                                  BB&T Funds.
               (Exact name of registrant as specified in charter)

                               3435 Stelzer Road
                               Columbus, OH 43219
              (Address of principal executive offices) (Zip code)

                               Bisys Fund Services
                               3435 Stelzer Road.
                               Columbus, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code:(800) 228-1872

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[LOGO] BB&T Funds
Sensible Investing for Generations/R/



                                 ANNUAL REPORT


                               EQUITY INDEX FUND



                                        CLASS A SHARES


                                        CLASS B SHARES CLASS C SHARES

                               DECEMBER 31, 2003

   LETTER AND ANNUAL REPORT FROM THE PRESIDENT AND THE INVESTMENT ADVISOR

Dear Shareholders:

We are very pleased to send you this annual report for the BB&T Equity Index Fund, for the 12-month period that ended December 31, 2003. In the year just past, stocks recovered from a three-year slump and delivered outstanding gains. Because the Fund is designed to closely track the performance of the S&P 500 Index, shareholders who were invested for the full period also enjoyed historically strong returns.

Simply put, 2003 was a bang-up year for stocks, surprising many investors with the magnitude of the gains. However, the market's performance was no fluke. Stock prices generally anticipate future economic activity, and the trends were confirmed as the year progressed and economic data validated the market's advance.

There was some initial hesitation in the first quarter over the impending war with Iraq--such conflicts generate uncertainty and promote risk avoidance--but matters improved significantly when it became apparent that U.S.-led coalition forces would effect a quick victory. Signs of economic recovery began to clearly emerge. Retail sales levels climbed, and the other data improved significantly. For all of 2003, the economy grew by 3.1%, its strongest showing since 2000. (Based on "advance" numbers for gross domestic product growth/2/, which could be revised at a later date.)

The improving economic conditions led to higher corporate earnings, and in turn, rising equity prices. The market's performance in the second and fourth calendar quarters of 2003 was particularly robust.

Sincerely,

/s/ George O. Martinez
George O. Martinez
President
BB&T Funds

/s/ Keith F. Karlawish
Keith F. Karlawish, CFA
President and Chief Investment Officer
BB&T Asset Management, Inc.


   This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The BB&T Funds are distributed by BISYS Fund Services LP. The BB&T Funds are NOT FDIC INSURED and are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.

/1/ "S&P" 500 is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500(R) Stock Index is generally representative of the performance of U.S. common stocks. The index is unmanaged and does not include the fees and expenses associated with a mutual fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

 /2/The Gross Domestic Product growth is the measure of the market value of the goods and services produced by labor and property in the United States.

  BB&T EQUITY INDEX FUND

Master Portfolio Manager                                                               [GRAPHIC]

Barclays Global Fund Advisors, a subsidiary of                   Portfolio Managers' Perspective
Barclays Global Investors, N.A. (S&P 500(R) Index  "Investing in an index fund such as ours is based on the conviction
Master Portfolio)                                  that it's very difficult, if not nearly impossible, to 'beat the market'
BB&T Asset Management, Inc. (BB&T Equity Index     on a consistent basis. Instead, our approach is to take advantage of the
Fund)                                              stock market's long-term growth potential, while controlling costs, to help shareholders potentially build wealth over time. We believe the Fund is an
Unlike with many traditional, actively managed     excellent diversification tool for novice and experienced investors alike,
investment funds, there is no single portfolio     and serve as the foundation of most investors' asset allocation strategies."
manager who makes investment decisions for the
BB&T Equity Index Fund. Instead, the Fund invests
substantially all its assets in the S&P 500(R)
Index Master Portfolio which is managed by a team
of investment professionals from Barclays, who
use a specially designed software program to
maintain a close match to the characteristics of
the S&P 500 Index.

--------------------------------------------------------------------------------
-------------------------------


The BB&T Equity Index Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500(R) Stock Index. The Fund employs a two-tier structure, commonly referred to as "master-feeder". The BB&T Equity Index Fund (the "Feeder Fund") invests all of its investable assets in the S&P 500(R) Index Master portfolio ("Master Portfolio"). For simplicity sake, all discussion of the Feeder Fund's investment objective, strategies, risks and holdings refer also to the Master Portfolio's objectives, strategies, risks, and holdings unless otherwise indicated.

During the 12-months ended December 31, 2003, the Fund produced a 28.28% total return (Class A Shares without sales charge). The Fund's benchmark the S&P 500(R) Index produced a 28.67% return for the same period./1/

Within the index, sector performance was broadly positive. Information technology was the biggest winner, leading the way with a 47.2% gain for the year, while Materials returned 38.2% and Consumer Discretionary climbed 37.5%. Industrials and Financials also did very well, returning 32.1% and 31.1%, respectively, for the year. Again, because the BB&T Equity Index Fund attempts to parallel the S&P 500, our individual sector returns closely matched those of the index.

The Fund's 5 largest holdings (as of December 31, 2003) all delivered positive results for the year. Technology bellweathers Intel Corp. (2% of the Fund's holdings) and Cisco Systems, Inc. (1.6%) gained 105.8% and 85%, respectively, in 2003. Citigroup Inc. (2.4%) returned 38%, and General Electric Co. (the largest holding at 2.9%) climbed 27.2%. International Business Machines Corp. (1.5%) gained 19.6%.*

Although past performance cannot predict future results, we are moderately bullish about the stock market in 2004, although a return to historical norms is more likely than a continuation of the outsized gains of last year.

Corporate earnings should continue to show strength. We anticipate that modest, top-line growth and efficiency gains may extend year-over-year gains. At the same time, business spending should accelerate, shifting the impetus for economic growth from consumers to the corporate sector. Historically low interest rates and a weaker dollar, which boosts exports, and could spur potential growth.

If, as we believe, these factors converge to push stock prices generally higher, the Fund should also realize further gains.

   Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain more current performance information, please visit www.bbtfunds.com.

   *The composition of the Fund's portfolio is subject to change.

                                                         BB&T EQUITY INDEX FUND

                                     [CHART]

Value of a $10,000 Investment

             BB&T Equity
             Index Fund       S&P 500/R/
          (Class A Shares)*   Stock Index
          -----------------   -----------
12/31/1993      $ 9,414         $10,000
                  9,707          10,340
                  9,446          10,059
                  9,055           9,621
                  9,153           9,744
                  9,283           9,904
                  9,055           9,661
                  9,316           9,979
                  9,674          10,388
                  9,446          10,134
                  9,642          10,361
                  9,316           9,984
12/31/1994        9,446          10,132
                  9,674          10,395
                 10,033          10,800
                 10,326          11,119
                 10,651          11,446
                 11,042          11,903
                 11,303          12,180
                 11,661          12,584
                 11,694          12,616
                 12,182          13,148
                 12,117          13,101
                 12,671          13,676
12/31/1995       12,866          13,939
                 13,322          14,414
                 13,420          14,548
                 13,550          14,688
                 13,746          14,904
                 14,072          15,288
                 14,137          15,347
                 13,518          14,669
                 13,779          14,978
                 14,528          15,821
                 14,919          16,258
                 16,059          17,486
12/31/1996       15,733          17,140
                 16,678          18,211
                 16,808          18,354
                 16,124          17,599
                 17,068          18,650
                 18,078          19,786
                 18,893          20,672
                 20,391          22,317
                 19,218          21,067
                 20,261          22,220
                 19,577          21,478
                 20,456          22,473
12/31/1997       20,814          22,858
                 21,042          23,111
                 22,508          24,778
                 23,681          26,047
                 23,876          26,309
                 23,453          25,857
                 24,397          26,907
                 24,137          26,621
                 20,619          22,772
                 21,954          24,231
                 23,713          26,202
                 25,114          27,790
12/31/1998       26,580          29,391
                 27,655          30,620
                 26,775          29,668
                 27,850          30,855
                 28,893          32,050
                 28,176          31,294
                 29,739          33,030
                 28,795          31,999
                 28,632          31,841
                 27,818          30,968
                 29,577          32,927
                 30,163          33,597
12/31/1999       31,922          35,575
                 30,293          33,788
                 29,707          33,148
                 32,573          36,391
                 31,596          35,296
                 30,912          34,572
                 31,629          35,425
                 31,140          34,871
                 33,062          37,037
                 31,303          35,081
                 31,140          34,933
                 28,697          32,179
12/31/2000       28,828          32,336
                 29,840          33,484
                 27,097          30,431
                 25,367          28,503
                 27,326          30,718
                 27,489          30,924
                 26,836          30,171
                 26,575          29,874
                 24,877          28,004
                 22,886          25,742
                 23,310          26,233
                 25,073          28,246
12/31/2001       25,299          28,493
                 24,904          28,077
                 24,411          27,536
                 25,299          28,571
                 23,754          26,839
                 23,590          26,641
                 21,882          24,744
                 20,206          22,815
                 20,305          22,965
                 18,103          20,469
                 19,680          22,270
                 20,830          23,581
12/31/2002       19,592          22,196
                 19,094          21,614
                 18,795          21,290
                 18,961          21,497
                 20,522          23,268
                 21,584          24,493
                 21,850          24,806
                 22,249          25,243
                 22,680          25,736
                 22,415          25,462
                 23,676          26,903
                 23,876          27,139
12/31/2003       25,133          28,563


Average Annual Total Return/1/
------------------------------------------------------------------------------
As of                   Inception       1         5        10
December 31, 2003          Date        Year     Years     Years
------------------------------------------------------------------------------
Class A Shares*        9/11/00/1/     20.91%    -2.28%    9.65%
------------------------------------------------------------------------------
Class B Shares**       9/11/00/1/     23.18%    -1.95%    9.44%
------------------------------------------------------------------------------
Class C Shares***      5/1/01/2/     27.35%    -1.74%    9.56%
------------------------------------------------------------------------------

  * Reflects maximum 5.75% sales charge.
 ** Reflects applicable contingent deferred sales charge (maximum 5.00%). *** Reflects the applicable maximum CDSC of 1.00% (applicable only to redemptions within one year of purchase).



                                        Past performance does not guarantee
                                        future results. The performance data
                                        quoted represents past performance and
                                        current returns may be lower or higher.
                                        The investment return and net asset
                                        value will fluctuate so that an
                                        investor's shares, when redeemed may be
                                        worth more or less than the original
                                        cost. To obtain more current
                                        performance information, please visit
                                        www.bbtfunds.com.
                                      /1/The performance of the BB&T Equity
                                         Index Fund, which commenced operations
                                         on 9/11/00, is based on the historical
                                         performance of the "master portfolio",
                                         which commenced operations on 7/2/93.
                                         The performance shown reflects the
                                         reinvestment of all dividend and
                                         capital gains distributions but does
                                         not reflect the deduction of taxes
                                         that a shareholder would have paid on
                                         Fund distributions or redemptions. The
                                         performance has been adjusted to
                                         reflect the deduction of fees for
                                         services associated with the Fund,
                                         such as investment management and fund
                                         accounting fees.
                                      /2/Class C Shares were not in existence
                                         before 5/1/01. Performance for periods
                                         prior to that is based on the
                                         historical performance of Class B
                                         Shares and has been adjusted for the
                                         maximum CDSC applicable to Class C.
                                         *Reflects maximum 5.75% sales charge.
                                        **Reflects applicable contingent
                                          deferred sales charge (maximum 5.00%).
                                       ***Reflects the applicable maximum CDSC
                                          of 1.00% (applicable only to
                                          redemptions within one year of
                                          purchase).

   The performance of the BB&T Equity Index Fund is measured against the S&P 500(R) Stock Index, an unmanaged index generally considered to be representative of the performance of the stock market as a whole. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

BB&T FUNDS
Equity Index Fund


         Statement of Assets and Liabilities
                                                       December 31, 2003
        Assets:
        Investment in S&P 500 Index Master Portfolio, at
         value (Note 1)................................... $124,668,008
        Receivable for capital shares issued..............      342,054
        Receivable due from Administrator.................        6,988
        Prepaid expenses and other........................        5,383
                                                           ------------
          Total Assets....................................  125,022,433
                                                           ------------
        Liabilities:
        Dividends payable.................................    1,214,498
        Payable for capital shares redeemed...............      577,927
        Accrued expenses and other payables:
          Distribution fees...............................       36,223
          Other...........................................       43,123
                                                           ------------
          Total Liabilities...............................    1,871,771
                                                           ------------
        Net Assets:
        Capital stock.....................................  123,226,823
        Distributions in excess of net investment income..      (28,438)
        Accumulated undistributed net realized losses on
         investments......................................   (7,860,787)
        Net unrealized appreciation on investments........    7,813,064
                                                           ------------
          Net Assets...................................... $123,150,662
                                                           ============
        Net Assets
          Class A......................................... $109,282,476
          Class B.........................................   13,055,254
          Class C.........................................      812,932
                                                           ------------
          Total........................................... $123,150,662
                                                           ============
        Outstanding units of beneficial interests (shares)
          Class A.........................................   14,602,258
          Class B.........................................    1,770,344
          Class C.........................................      109,545
                                                           ------------
          Total...........................................   16,482,147
                                                           ============
        Net asset value
          Class A -- redemption price per share........... $       7.48
          Class B -- offering price per share*............         7.37
          Class C -- offering price per share*............         7.42
                                                           ============
        Maximum Sales Charge -- Class A...................         5.75%
                                                           ============
        Maximum Offering Price (100%/(100% - Maximum
         Sales Charge) of net asset value adjusted to the
         nearest cent) per share -- Class A............... $       7.94
                                                           ============

--------
* Redemption price per share varies by length of time shares are held.

         Statement of Operations
                                    For the Year Ended December 31, 2003
        Net Investment Income Allocated from Master
         Portfolio:
        Dividend income.................................... $ 1,657,193
        Interest income....................................      98,870
        Foreign withholding tax............................        (633)
        Expenses...........................................     (49,144)
                                                            -----------
          Net Investment Income Allocated from Master
           Portfolio.......................................   1,706,286
                                                            -----------
        Expenses:
        Administration and transfer agent fees (Note 3)....     262,017
        Distribution fees -- Class A.......................     435,196
        Distribution fees -- Class B.......................     104,549
        Distribution fees -- Class C.......................       8,711
        Fund accounting fees...............................      34,297
        Legal fees.........................................      22,107
        Printing fees......................................      27,877
        Audit fees.........................................      30,083
        Custodian fees.....................................       4,799
        Other..............................................      12,892
                                                            -----------
          Gross expenses...................................     942,528
          Expenses waived by the Administrator.............    (216,400)
          Expenses waived by the Distributor...............    (217,598)
                                                            -----------
          Total Expenses...................................     508,530
                                                            -----------
        Net Investment Income..............................   1,197,756
                                                            -----------
        Realized/Unrealized Gains (Losses) Allocated from
         Master Portfolio
        Net realized losses on investments.................    (327,323)
        Change in unrealized appreciation from
         investments.......................................  26,606,785
                                                            -----------
        Net realized/unrealized gains allocated from Master
         Portfolio.........................................  26,279,462
                                                            -----------
        Change in net assets resulting from operations..... $27,477,218
                                                            ===========

              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund


 Statements of Changes in Net Assets
                                                                      For the       For the
                                                                     Year Ended    Year Ended
                                                                    December 31,  December 31,
                                                                        2003          2002
                                                                    ------------  ------------
From Investment Activities:
Operations:
  Net investment income............................................ $  1,197,756  $    640,064
  Net realized losses from investments.............................     (327,323)   (5,307,609)
  Change in unrealized appreciation from investments...............   26,606,785   (12,439,547)
                                                                    ------------  ------------
Change in net assets resulting from operations.....................   27,477,218   (17,107,092)
                                                                    ------------  ------------
Dividends to Class A Shareholders:
  From net investment income.......................................   (1,150,351)     (602,182)
Dividends to Class B Shareholders:
  From net investment income.......................................      (61,649)      (27,423)
Dividends to Class C Shareholders:
  From net investment income.......................................       (4,698)       (4,114)
                                                                    ------------  ------------
Change in net assets from shareholder dividends....................   (1,216,698)     (633,719)
                                                                    ------------  ------------
Capital Transactions:
  Proceeds from shares issued
    Class A........................................................   78,665,773    43,438,674
    Class B........................................................    3,158,939     4,369,524
    Class C........................................................      446,509     1,461,807
  Dividends Reinvested
    Class A........................................................      568,436       239,261
    Class B........................................................       27,337        42,778
    Class C........................................................        4,118           790
  Cost of shares redeemed
    Class A........................................................  (50,111,791)  (11,569,671)
    Class B........................................................   (1,368,404)   (1,367,321)
    Class C........................................................     (615,639)     (633,670)
                                                                    ------------  ------------
Change in net assets from capital transactions.....................   30,775,278    35,982,172
                                                                    ------------  ------------
Change in net assets...............................................   57,035,798    18,241,361
Net Assets:
  Beginning of Year................................................   66,114,864    47,873,503
                                                                    ------------  ------------
  End of Year...................................................... $123,150,662  $ 66,114,864
                                                                    ============  ============
  Undistributed (distributions in excess of) net investment income. $    (28,438) $     (5,678)
                                                                    ============  ============
Share Transactions:
  Issued
    Class A........................................................   12,756,540     6,161,295
    Class B........................................................      492,868       633,502
    Class C........................................................       70,088       209,429
  Reinvested
    Class A........................................................       96,345        31,073
    Class B........................................................        4,689         5,619
    Class C........................................................          703           104
  Redeemed
    Class A........................................................   (7,846,114)   (1,755,889)
    Class B........................................................     (215,293)     (212,275)
    Class C........................................................      (93,669)      (91,217)
                                                                    ------------  ------------
Change in shares...................................................    5,266,157     4,981,641
                                                                    ============  ============


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund


 Financial Highlights, Class A Shares
                                                                 For the      For the      For the    September 11,
                                                                Year Ended   Year Ended   Year Ended    2000 thru
                                                               December 31, December 31, December 31, December 31,
                                                                   2003         2002         2001        2000(a)
                                                               ------------ ------------ ------------ -------------
Net Asset Value, Beginning of Period..........................   $   5.90     $  7.70      $  8.83       $ 10.00
                                                                 --------     -------      -------       -------
Investment Activities
  Net investment income.......................................       0.08        0.06         0.05          0.02
  Net realized and unrealized gains (losses) from investments.       1.58       (1.80)       (1.13)        (1.17)
                                                                 --------     -------      -------       -------
  Total from Investment Activities............................       1.66       (1.74)       (1.08)        (1.15)
                                                                 --------     -------      -------       -------
Dividends:
  Net investment income.......................................      (0.08)      (0.06)       (0.05)        (0.02)
                                                                 --------     -------      -------       -------
  Total Dividends.............................................      (0.08)      (0.06)       (0.05)        (0.02)
                                                                 --------     -------      -------       -------
Net Asset Value -- End of Period..............................   $   7.48     $  5.90      $  7.70       $  8.83
                                                                 ========     =======      =======       =======
Total Return (excludes sales charge)..........................      28.28%     (22.56)%     (12.24)%      (11.50)%(b)

Ratios/Supplementary Data:
Net Assets, End of Period (000's).............................   $109,282     $56,661      $39,700       $13,632
Ratio of expenses to average net assets.......................       0.48%       0.55%        0.54%         0.55%(c)
Ratio of net investment income to average net assets..........       1.31%       1.08%        0.74%         1.42%(c)
Ratio of expenses to average net assets without fee waivers*..       0.95%       1.05%        1.10%         1.31%(c)
Portfolio turnover(d).........................................          8%         12%           9%           10%

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from the commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund



 Financial Highlights, Class B Shares
                                                                 For the      For the      For the    September 11,
                                                                Year Ended   Year Ended   Year Ended    2000 thru
                                                               December 31, December 31, December 31, December 31,
                                                                   2003         2002         2001        2000(a)
                                                               ------------ ------------ ------------ -------------
Net Asset Value, Beginning of Period..........................   $  5.83      $  7.60      $  8.82       $ 10.00
                                                                 -------      -------      -------       -------
Investment Activities
  Net investment income.......................................      0.03         0.02           --(b)       0.02
  Net realized and unrealized gains (losses) from investments.      1.54        (1.77)       (1.18)        (1.18)
                                                                 -------      -------      -------       -------
  Total from Investment Activities............................      1.57        (1.75)       (1.18)        (1.16)
                                                                 -------      -------      -------       -------
Dividends
  Net investment income.......................................     (0.03)       (0.02)       (0.04)        (0.02)
                                                                 -------      -------      -------       -------
  Total Dividends.............................................     (0.03)       (0.02)       (0.04)        (0.02)
                                                                 -------      -------      -------       -------
Net Asset Value -- End of Period..............................   $  7.37      $  5.83      $  7.60       $  8.82
                                                                 =======      =======      =======       =======
Total Return (excludes sales charge)..........................     27.18%      (23.05)%     (13.37)%      (11.61)%(c)

Ratios/Supplementary Data:
Net Assets, End of Period (000's).............................   $13,055      $ 8,678      $ 8,067       $   929
Ratio of expenses to average net assets.......................      1.23%        1.30%        1.17%         1.30%(d)
Ratio of net investment income to average net assets..........      0.54%        0.34%        0.74%         1.92%(d)
Ratio of expenses to average net assets without fee waivers*..      1.45%        1.56%        1.37%         1.81%(d)
Portfolio turnover(e).........................................         8%          12%           9%           10%

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Amount less than $0.005.
(c)Not annualized
(d)Annualized
(e)This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund


 Financial Highlights, Class C Shares
                                                                 For the      For the    May 1, 2001
                                                                Year Ended   Year Ended      thru
                                                               December 31, December 31, December 31,
                                                                   2003         2002       2001(a)
                                                               ------------ ------------ ------------
Net Asset Value, Beginning of Period..........................    $ 5.86      $  7.56       $ 8.34
                                                                  ------      -------       ------
Investment Activities
  Net investment income.......................................      0.04         0.03(b)        --(c)
  Net realized and unrealized gains (losses) from investments.      1.56        (1.70)       (0.72)
                                                                  ------      -------       ------
  Total from Investment Activities............................      1.60        (1.67)       (0.72)
                                                                  ------      -------       ------
Dividends
  Net investment income.......................................     (0.04)       (0.03)       (0.06)
                                                                  ------      -------       ------
  Total Dividends.............................................     (0.04)       (0.03)       (0.06)
                                                                  ------      -------       ------
Net Asset Value -- End of Period..............................    $ 7.42      $  5.86       $ 7.56
                                                                  ======      =======       ======
Total Return (excludes sales charge)..........................     27.35%      (22.08)%      (8.68)%(d)

Ratios/Supplementary Data:
Net Assets, End of Period (000's).............................    $  813      $   776       $  107
Ratio of expenses to average net assets.......................      1.23%        1.30%        1.01%(e)
Ratio of net investment income to average net assets..........      0.52%        0.41%        1.09%(e)
Ratio of expenses to average net assets without fee waivers*..      1.45%        1.56%        1.52%(e)
Portfolio turnover(f).........................................         8%          12%           9%

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Amount less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS

                         Notes to Financial Statements
                               December 31, 2003


1. Organization:

   The BB&T Equity Index Fund (the "Fund") commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds ("Trust"), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of the Master Investment Portfolio ("MIP"), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

   Each class of shares has identical rights and privileges with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    (A)Security Valuation--The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 3.43% in the net assets of the Master Portfolio at December 31, 2003. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    (B)Federal Income and Excise Taxes and Distributions to Shareholders--Dividends from net investment income are declared and paid quarterly by the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

       The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

    (C)Allocation Methodology--The investment income, expenses (other than class specific expenses) and realized and unrealized gains and losses on investments are allocated to each class of shares based on their relative net assets on the date the income is earned, expenses are accrued, or realized and unrealized gains and losses are incurred.

    (D)Expenses--Expenses directly attributable to a class of shares are charged directly to that class.

    (E)Securities Transactions and Income Recognition--The Fund records daily, its proportionate interest in the net investment income and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

3. Related Party Transactions:

   Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. ("BB&T") exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the

                                   Continued

BB&T FUNDS

                               December 31, 2003

Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T will receive an investment advisory fee from the Fund. For the period ended December 31, 2003, all of the Fund's assets were invested in the Master Portfolio and BB&T received no fees.

   BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Fund are affiliated, serves the Fund as administrator, distributor and transfer agent. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. BISYS, administrator for the Fund, and BISYS Ohio, transfer agent for the Fund, receives compensation at an all inclusive rate of 0.22% of the average net assets of the Fund. The fee is accrued daily and payable on a monthly basis. For the period ended December 31, 2003, BISYS has agreed to waive all of its fee except for certain reimbursable expenses, the amount of such waiver was $216,400.

   The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the Fund. BISYS waived fees totaling $217,598 for distribution for the period ended December 31, 2003.

   Certain Officers and Trustees of the Trust are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the six Trustees who served both on the Board and the audit committee were compensated $22,250 ($133,500 total) and the Trustee that served solely on the Board was compensated $20,000 ($20,000 total) in meeting and retainer fees during the year ended December 31, 2003.

4. Federal Income Taxes:

   As of December 31, 2003 the Fund had wash sales totaling $603,912.

   At December 31, 2003, the Fund had net realized loss carryforwards to offset future net realized gains, if any, to the extent provided by the Treasury regulation:

                                  Amount   Expires
                                ---------- -------
                                $   10,695  2008
                                   740,335  2009
                                 3,648,463  2010
                                   715,833  2011

   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003, were as follows:

                       Distributions paid from
                       -----------------------
                                                                             Tax
                                      Net                                  Return      Total
                       Ordinary    Long-Term   Total Taxable  Tax Exempt     of    Distributions
                        Income       Gains     Distributions Distributions Capital     Paid
                       --------    ---------   ------------- ------------- ------- -------------
BB&T Equity Index Fund $635,919       $--        $635,919         $--        $--     $635,919

   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2002, were as follows:

                       Distributions paid from
                       -----------------------
                                                                             Tax
                                      Net                                  Return      Total
                       Ordinary    Long-Term   Total Taxable  Tax Exempt     of    Distributions
                        Income       Gains     Distributions Distributions Capital     Paid
                       --------    ---------   ------------- ------------- ------- -------------
BB&T Equity Index Fund $296,584       $--        $296,584         $--        $--     $296,584

   Total Distributions paid differ from the Statements of Changes in Net Assets because dividends are recognized when paid for tax purposes.

                                   Continued

BB&T FUNDS

                               December 31, 2003


   As of December 31, 2003 the components of accumulated earnings (deficit) on a tax basis was as follows:

                  Undistributed Undistributed                                                          Total
                    Ordinary      Long Term                             Accumulated    Unrealized   Accumulated
                   Income/Tax      Capital     Accumulated  Dividends   Capital and   Appreciation   Earnings
                  Exempt Income Gains (Losses)  Earnings     Payable    Other Losses (Depreciation)  (Deficit)
                  ------------- -------------- ----------- -----------  ------------ -------------- -----------
BB&T Equity Index
  Fund...........  $1,185,232        $--       $1,185,232  $(1,214,498) $(5,124,783)   $5,077,888    $(76,161)

   Under current tax law, capital losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October Capital, which will be treated as arising on the first business day of the fiscal year ending December 31, 2004.

                                             Post-October
                                                Losses
                                             ------------
                      BB&T Equity Index Fund    $9,457

5. Other Federal Tax Information (Unaudited)

   For the period ended December 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV. For the period ended December 31, 2003, the Fund paid qualified dividend income of $1,216,698.

   For corporate shareholders, 100% of the total ordinary income dividends paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

                         Independent Auditors' Report

To the Shareholders and Board of Trustees of BB&T Funds:

We have audited the accompanying statement of assets and liabilities of the BB&T Equity Index Fund (the "Fund"), a series of BB&T Funds, as of December 31, 2003, the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BB&T Equity Index Fund as of December 31, 2003, the results of its operations, changes in its net assets and its financial highlights for the years or periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

/s/  KPMG LLP

Boston, Massachusetts
February 13, 2004

BB&T FUNDS

Information about Trustees, and Officers (Unaudited)

Overall responsibility for the management of the Funds rests with its Board of Trustees', who are elected by the Shareholders of the Funds. The Trustees' elect the officers of the Funds to supervise actively its day-to-day operations. The names of the Trustees', their addresses, ages, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are set below:

                             Independent Trustees

                                                                                                        Number of
                                                                                                      Portfolios in     Other
                  Position(s)                                                                         Fund Complex  Directorships
Name, Address      Held With     Term of Office and                 Principal Occupation               Overseen by     Held by
and Age            the Funds    Length of Time Served              During the Last 5 Years               Trustee       Trustee
-------           ----------- -------------------------- -------------------------------------------- ------------- -------------
Thomas W. Lambeth   Trustee   Indefinite, 8/92 - Present From January to present, Senior Fellow,
700 Yorkshire                                            Z. Smith Reynolds Foundation; from 1978
Road                                                     to January 2001, Executive Director,
Winston-Salem,                                           Z. Smith Reynolds Foundation.
NC 27106
Birthdate: 01/35                                                                                           25            --

Robert W. Stewart   Trustee   Indefinite, 2/94 - Present Retired; Chairman and Chief Executive
201 Huntington                                           Officer of Engineered Custom Plastics
Road                                                     Corporation from 1969 to 1990.
Greenville, SC
29615
Birthdate: 05/32                                                                                           25            --

Drew T. Kagan....   Trustee   Indefinite, 8/00 - Present From December 2003 to present, President
Montecito                                                and Director, Montecito Advisors, Inc.
 Advisors, Inc.                                          from March 1996 to December 2003,
810 N. Jefferson                                         President, Investment Affiliate, Inc.; March
 St., Ste 101                                            1992 to March 1996, President, Provident
Lewisburg, WV                                            Securities & Investment Co.
 24901
Birthdate: 02/48                                                                                           25            --

Laura C. Bingham.   Trustee   Indefinite, 2/01 - Present From July 1998 to present, President of
Peace College                                            Peace College; November 1997 to
Office of the                                            May 1998, Senior Vice President of
President                                                Philanthropy and President of Fort Sanders
15 East Peace                                            Foundation Covenant Health; 1992 to
Street                                                   1997, Vice President Hollins College.
Raleigh, NC
27604-1194
Birthdate: 11/56                                                                                           25            --

Richard F. Baker.   Trustee   Indefinite, 2/01 - Present From 1999 to present, Business Unit
6805 North Ridge                                         Executive, IBM Sales and Distribution
 Drive                                                   Division; 1996 to 1999 National Sales
Raleigh, NC 27615                                        Support Manager, IBM Sales and
Birthdate: 2/46                                          Distribution Division                             25            --

                              Interested Trustees

                                                                                                       Number of
                                                                                                     Portfolios in     Other
                   Position(s)                                                                       Fund Complex  Directorships
Name, Address and   Held With      Term of Office and                Principal Occupation             Overseen by     Held by
Age                 the Funds     Length of Time Served             During the Last 5 Years             Trustee       Trustee
---                ----------- --------------------------- ----------------------------------------- ------------- -------------
*W. Ray Long......   Trustee    Indefinite, 8/92 - Present Retired; Executive Vice President, Branch
605 Blenheim Drive                                         Banking and Trust Company prior to
Raleigh, NC 27612                                          August 1998.
Birthdate: 04/34                                                                                          25            --

*Kenneth L. Miller   Trustee   Indefinite, 11/03 - Present From August 1998 to present, Executive
200 W. Second                                              Vice President, Branch Banking and Trust
 Street, 16th                                              Company; employee of Branch Banking
 Floor                                                     and Trust Company since 1989
Winston-Salem, NC
 27101
Birthdate: 09/46                                                                                          25           None

--------
* Mr. Long and Mr. Miller are treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds. Mr. Long is an "interested person" because he owns shares of BB&T Corporation, the publicly traded indirect parent of the Investment Adviser. Mr. Miller is an "interested person" because he owns shares of BB&T Corporation and is an Executive Vice President of Branch Banking and Trust Company, the parent of the Investment Adviser.

                                   Officers

                        Position(s)
Name, Address and        Held With          Term of Office and                       Principal Occupation(s)
Age                      the Funds         Length of Time Served                     During the Past 5 Years
---                 ------------------- --------------------------- ---------------------------------------------------------
George Martinez.... President           Indefinite, 11/03 - Present From August 2002 to present, Senior Vice President-Client
Birthdate: 03/59                                                    Services, BISYS Fund Services; from June 2001 to August
                                                                    2002, CEO and President, Fund Watch Dog Services LLC;
                                                                    from June 2000 to June 2001, Senior Vice President and
                                                                    Senior Managing Counsel, State Street Corporation; from
                                                                    March 1998 to May 2000, National Director of Investment
                                                                    Management and Regulatory Consulting, Arthur Andersen,
                                                                    from March 1995 to February 1998, Senior Vice President
                                                                    and Director of Administration and Regulatory Services,
                                                                    BISYS Fund Services

James T. Gillespie. Vice President      Indefinite, 5/02 - Present  From February 1992 present, employee of BISYS Fund
Birthdate: 11/66                                                    Services

E.G. Purcell, III.. Vice President      Indefinite, 11/00 - Present From 1995 to present, Senior Vice President, BB&T Asset
Birthdate: 01/55                                                    Management, Inc. and its predecessors

Troy A. Sheets..... Treasurer           Indefinite, 5/02 - Present  From April 2002 to present, employee of BISYS Fund
Birthdate: 05/71                                                    Services; from September 1993 to April 2002, employee of
                                                                    KPMG LLP

Kelly F. Clark..... Vice President      Indefinite, 8/02 - Present  From 1991 to present, employee of BB&T Asset
Birthdate: 01/69                                                    Management, Inc. and its predecessors

Jennifer Bailey.... Secretary           Indefinite, 8/02 - Present  From September 2002 to present, senior counsel,
Birthdate: 10/68                                                    Investment Services for BISYS Fund Services

Alaina V. Metz..... Assistant Secretary Indefinite, 9/95 - Present  From June 1995 to present, employee, BISYS Fund
Birthdate: 04/67                                                    Services

Chris Sabato....... Assistant Treasurer Indefinite 11/02 - Present  From February 1993 to present, employee of BISYS Fund
Birthdate: 12/68                                                    Services

The Independent Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, L.P., BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the BB&T Funds for acting as a Trustee.

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2003


          COMMON STOCKS -- 98.63%
         Security                              Shares       Value
         --------                              ------- ---------------
         ADVERTISING -- 0.22%
         Interpublic Group of Companies
          Inc./(1)/........................... 144,347 $     2,251,813
         Omnicom Group Inc....................  66,159       5,777,665
                                                       ---------------
                                                             8,029,478
                                                       ---------------
         AEROSPACE/DEFENSE -- 1.53%
         Boeing Co. (The)..................... 292,914      12,343,396
         General Dynamics Corp................  68,846       6,222,990
         Goodrich (B.F.) Co...................  40,960       1,216,102
         Lockheed Martin Corp................. 156,994       8,069,492
         Northrop Grumman Corp................  63,766       6,096,030
         Raytheon Co.......................... 144,913       4,353,187
         Rockwell Collins Inc.................  61,645       1,851,199
         United Technologies Corp............. 163,839      15,527,022
                                                       ---------------
                                                            55,679,418
                                                       ---------------
         AIRLINES -- 0.14%
         Delta Air Lines Inc..................  43,017         508,031
         Southwest Airlines Co................ 274,067       4,423,441
                                                       ---------------
                                                             4,931,472
                                                       ---------------
         APPAREL -- 0.32%
         Jones Apparel Group Inc..............  43,978       1,549,345
         Liz Claiborne Inc....................  38,006       1,347,693
         Nike Inc. Class B....................  91,375       6,255,532
         Reebok International Ltd.............  20,496         805,903
         VF Corp..............................  37,633       1,627,251
                                                       ---------------
                                                            11,585,724
                                                       ---------------
         AUTO MANUFACTURERS -- 0.69%
         Ford Motor Company................... 637,519      10,200,304
         General Motors Corp.................. 195,252      10,426,457
         Navistar International Corp./(1)/....  23,926       1,145,816
         PACCAR Inc...........................  40,623       3,457,830
                                                       ---------------
                                                            25,230,407
                                                       ---------------
         AUTO PARTS & EQUIPMENT -- 0.12%
         Cooper Tire & Rubber Co..............  25,727         550,043
         Dana Corp............................  51,766         949,906
         Delphi Corp.......................... 195,123       1,992,206
         Goodyear Tire & Rubber Co. (The)/(1)/  61,096         480,215
         Visteon Corp.........................  45,557         474,248
                                                       ---------------
                                                             4,446,618
                                                       ---------------
         BANKS -- 7.36%
         AmSouth Bancorp...................... 122,251       2,995,149
         Bank of America Corp................. 517,339      41,609,576
         Bank of New York Co. Inc. (The)...... 269,339       8,920,508
         Bank One Corp........................ 389,252      17,745,999
         BB&T Corp............................ 190,312       7,353,656
         Charter One Financial Inc............  77,526       2,678,523
         Comerica Inc.........................  61,063       3,423,192
         Fifth Third Bancorp.................. 198,129      11,709,424
         First Tennessee National Corp........  43,692       1,926,817
         FleetBoston Financial Corp........... 367,175      16,027,189
         Golden West Financial Corp...........  52,902       5,458,957
         Huntington Bancshares Inc............  79,691       1,793,048
         KeyCorp.............................. 145,951       4,279,283
         Marshall & Ilsley Corp...............  78,834       3,015,400
         Mellon Financial Corp................ 149,790       4,809,757

            COMMON STOCKS, continued
           Security                          Shares       Value
           --------                          ------- ---------------
           BANKS, continued
           National City Corp............... 211,676 $     7,184,283
           North Fork Bancorp Inc...........  52,802       2,136,897
           Northern Trust Corp..............  76,717       3,561,203
           PNC Financial Services Group.....  96,545       5,283,908
           Regions Financial Corp...........  77,346       2,877,271
           SouthTrust Corp.................. 115,543       3,781,722
           State Street Corp................ 116,362       6,060,133
           SunTrust Banks Inc...............  98,024       7,008,716
           Synovus Financial Corp........... 105,056       3,038,220
           U.S. Bancorp..................... 671,549      19,998,729
           Union Planters Corp..............  65,665       2,067,791
           Wachovia Corp.................... 460,920      21,474,263
           Washington Mutual Inc............ 313,144      12,563,337
           Wells Fargo & Company............ 589,134      34,694,101
           Zions Bancorporation.............  31,293       1,919,200
                                                     ---------------
                                                         267,396,252
                                                     ---------------
           BEVERAGES -- 2.60%
           Anheuser-Busch Companies Inc..... 283,694      14,945,000
           Brown-Forman Corp. Class B.......  21,130       1,974,598
           Coca-Cola Co. (The).............. 853,587      43,319,540
           Coca-Cola Enterprises Inc........ 158,375       3,463,661
           Coors (Adolf) Company Class B....  12,680         711,348
           Pepsi Bottling Group Inc.........  91,509       2,212,688
           PepsiCo Inc...................... 597,753      27,867,245
                                                     ---------------
                                                          94,494,080
                                                     ---------------
           BIOTECHNOLOGY -- 1.09%
           Amgen Inc./(1)/.................. 449,136      27,756,605
           Biogen Idec Inc./(1)/............ 114,072       4,195,568
           Chiron Corp./(1)/................  65,354       3,724,524
           Genzyme Corp. -- General
            Division/(1)/...................  78,036       3,850,296
                                                     ---------------
                                                          39,526,993
                                                     ---------------
           BUILDING MATERIALS -- 0.24%
           American Standard Companies
            Inc./(1)/.......................  25,347       2,552,443
           Masco Corp....................... 161,275       4,420,548
           Vulcan Materials Co..............  35,417       1,684,787
                                                     ---------------
                                                           8,657,778
                                                     ---------------
           CHEMICALS -- 1.51%
           Air Products & Chemicals Inc.....  79,124       4,180,121
           Ashland Inc......................  23,894       1,052,770
           Dow Chemical Co. (The)........... 320,509      13,323,559
           Du Pont (E.I.) de Nemours and Co. 347,056      15,926,400
           Eastman Chemical Co..............  26,947       1,065,215
           Engelhard Corp...................  43,671       1,307,946
           Great Lakes Chemical Corp........  17,630         479,360
           Hercules Inc./(1)/...............  38,647         471,493
           Monsanto Co......................  91,236       2,625,772
           PPG Industries Inc...............  59,171       3,788,127
           Praxair Inc...................... 113,213       4,324,737
           Rohm & Haas Co...................  77,536       3,311,563
           Sherwin-Williams Co. (The).......  50,748       1,762,986
           Sigma-Aldrich Corp...............  24,148       1,380,783
                                                     ---------------
                                                          55,000,832
                                                     ---------------

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2003

           COMMON STOCKS, continued
          Security                             Shares       Value
          --------                            --------- --------------
          COMMERCIAL SERVICES -- 1.04%
          Apollo Group Inc. Class A/(1)/.....    61,402 $    4,175,336
          Block (H & R) Inc..................    62,080      3,437,370
          Cendant Corp./(1)/.................   352,769      7,856,166
          Concord EFS Inc./(1)/..............   161,974      2,403,694
          Convergys Corp./(1)/...............    49,786        869,264
          Deluxe Corp........................    17,607        727,697
          Donnelley (R.R.) & Sons Co.........    39,573      1,193,126
          Ecolab Inc.........................    89,723      2,455,719
          Equifax Inc........................    48,438      1,186,731
          McKesson Corp......................   101,456      3,262,825
          Monster Worldwide Inc./(1)/........    39,279        862,567
          Moody's Corp.......................    51,804      3,136,732
          Paychex Inc........................   131,271      4,883,281
          Robert Half International Inc./(1)/    59,632      1,391,811
                                                        --------------
                                                            37,842,319
                                                        --------------
          COMPUTERS -- 5.84%
          Apple Computer Inc./(1)/...........   126,201      2,696,915
          Cisco Systems Inc./(1)/............ 2,403,655     58,384,780
          Computer Sciences Corp./(1)/.......    65,229      2,885,079
          Dell Inc./(1)/.....................   891,513     30,275,781
          Electronic Data Systems Corp.......   167,269      4,104,781
          EMC Corp./(1)/.....................   836,730     10,810,552
          Gateway Inc./(1)/..................   113,029        519,933
          Hewlett-Packard Co................. 1,061,681     24,386,813
          International Business Machines
           Corp..............................   599,029     55,518,008
          Lexmark International Inc./(1)/....    44,730      3,517,567
          NCR Corp./(1)/.....................    32,929      1,277,645
          Network Appliance Inc./(1)/........   120,118      2,466,023
          Sun Microsystems Inc./(1)/......... 1,137,356      5,106,728
          SunGard Data Systems Inc./(1)/.....   100,018      2,771,499
          Unisys Corp./(1)/..................   115,070      1,708,789
          Veritas Software Corp./(1)/........   148,867      5,531,898
                                                        --------------
                                                           211,962,791
                                                        --------------
          COSMETICS/PERSONAL CARE -- 2.36%
          Alberto-Culver Co. Class B.........    20,469      1,291,185
          Avon Products Inc..................    82,344      5,557,397
          Colgate-Palmolive Co...............   187,065      9,362,603
          Gillette Co. (The).................   352,275     12,939,061
          International Flavors & Fragrances
           Inc...............................    32,601      1,138,427
          Kimberly-Clark Corp................   175,651     10,379,218
          Procter & Gamble Co................   451,498     45,095,620
                                                        --------------
                                                            85,763,511
                                                        --------------
          DISTRIBUTION/WHOLESALE -- 0.26%
          Costco Wholesale Corp./(1)/........   159,374      5,925,525
          Genuine Parts Co...................    60,583      2,011,356
          Grainger (W.W.) Inc................    31,766      1,505,391
                                                        --------------
                                                             9,442,272
                                                        --------------
          DIVERSIFIED FINANCIAL SERVICES -- 9.49%
          American Express Co................   447,858     21,600,191
          American International Group Inc...   908,053     60,185,753
          Bear Stearns Companies Inc. (The)..    34,133      2,728,933
          Capital One Financial Corp.........    80,398      4,927,593
          Citigroup Inc...................... 1,796,169     87,186,043
          Countrywide Financial Corp.........    64,104      4,862,313

           COMMON STOCKS, continued
          Security                             Shares      Value
          --------                             ------- --------------
          DIVERSIFIED FINANCIAL SERVICES, continued
          Fannie Mae.......................... 338,325 $   25,394,674
          Federated Investors Inc. Class B....  37,823      1,110,483
          Franklin Resources Inc..............  87,383      4,549,159
          Freddie Mac......................... 242,240     14,127,437
          Goldman Sachs Group Inc. (The)...... 164,857     16,276,332
          Janus Capital Group Inc.............  83,822      1,375,519
          JP Morgan Chase & Co................ 710,383     26,092,368
          Lehman Brothers Holdings Inc........  94,546      7,300,842
          MBNA Corp........................... 444,881     11,055,293
          Merrill Lynch & Co. Inc............. 329,134     19,303,709
          Morgan Stanley...................... 377,105     21,823,066
          Providian Financial Corp./(1)/...... 101,084      1,176,618
          Schwab (Charles) Corp. (The)........ 472,315      5,592,210
          SLM Corp............................ 156,980      5,915,006
          T. Rowe Price Group Inc.............  43,349      2,055,176
                                                       --------------
                                                          344,638,718
                                                       --------------
          ELECTRIC -- 2.47%
          AES Corp. (The)/(1)/................ 216,771      2,046,318
          Allegheny Energy Inc./(1)/..........  44,243        564,541
          Ameren Corp.........................  56,538      2,600,748
          American Electric Power Co. Inc..... 137,547      4,196,559
          Calpine Corp./(1)/.................. 143,767        691,519
          CenterPoint Energy Inc.............. 106,608      1,033,032
          Cinergy Corp........................  61,992      2,405,910
          CMS Energy Corp./(1)/...............  56,061        477,640
          Consolidated Edison Inc.............  78,493      3,375,984
          Constellation Energy Group Inc......  58,250      2,281,070
          Dominion Resources Inc.............. 112,951      7,209,662
          DTE Energy Co.......................  58,608      2,309,155
          Duke Energy Corp.................... 315,972      6,461,627
          Edison International/(1)/........... 113,458      2,488,134
          Entergy Corp........................  79,661      4,551,033
          Exelon Corp......................... 113,859      7,555,683
          FirstEnergy Corp.................... 114,835      4,042,192
          FPL Group Inc.......................  64,043      4,189,693
          NiSource Inc........................  91,403      2,005,382
          PG&E Corp./(1)/..................... 144,400      4,009,988
          Pinnacle West Capital Corp..........  31,789      1,272,196
          PPL Corp............................  61,735      2,700,906
          Progress Energy Inc.................  85,321      3,861,628
          Public Service Enterprise Group Inc.  81,872      3,585,994
          Southern Company.................... 254,930      7,711,632
          TECO Energy Inc.....................  65,421        942,717
          TXU Corp............................ 112,759      2,674,643
          Xcel Energy Inc..................... 138,885      2,358,267
                                                       --------------
                                                           89,603,853
                                                       --------------
          ELECTRICAL COMPONENTS & EQUIPMENT -- 0.12%
          American Power Conversion Corp......  69,118      1,689,935
          Molex Inc...........................  66,279      2,312,474
          Power-One Inc./(1)/.................  29,028        314,373
                                                       --------------
                                                            4,316,782
                                                       --------------
          ELECTRONICS -- 0.70%
          Agilent Technologies Inc./(1)/...... 165,553      4,840,770
          Applera Corp. -- Applied Biosystems
           Group..............................  72,416      1,499,735
          Jabil Circuit Inc./(1)/.............  69,535      1,967,840

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2003

            COMMON STOCKS, continued
           Security                           Shares      Value
           --------                           ------- --------------
           ELECTRONICS, continued
           Johnson Controls Inc..............  31,444 $    3,651,277
           Millipore Corp./(1)/..............  17,001        731,893
           Parker Hannifin Corp..............  41,291      2,456,814
           PerkinElmer Inc...................  44,189        754,306
           Sanmina-SCI Corp./(1)/............ 180,096      2,271,011
           Solectron Corp./(1)/.............. 291,026      1,719,964
           Symbol Technologies Inc...........  80,300      1,356,267
           Tektronix Inc.....................  29,426        929,862
           Thermo Electron Corp./(1)/........  56,706      1,428,991
           Thomas & Betts Corp...............  20,372        466,315
           Waters Corp./(1)/.................  42,288      1,402,270
                                                      --------------
                                                          25,477,315
                                                      --------------
           ENGINEERING & CONSTRUCTION -- 0.03%
           Fluor Corp........................  28,575      1,132,713
                                                      --------------
                                                           1,132,713
                                                      --------------
           ENTERTAINMENT -- 0.12%
           International Game Technology Inc. 120,538      4,303,207
                                                      --------------
                                                           4,303,207
                                                      --------------
           ENVIRONMENTAL CONTROL -- 0.21%
           Allied Waste Industries Inc./(1)/. 111,468      1,547,176
           Waste Management Inc.............. 202,816      6,003,354
                                                      --------------
                                                           7,550,530
                                                      --------------
           FOOD -- 1.78%
           Albertson's Inc................... 127,740      2,893,311
           Archer-Daniels-Midland Co......... 225,181      3,427,255
           Campbell Soup Co.................. 142,864      3,828,755
           ConAgra Foods Inc................. 186,937      4,933,267
           General Mills Inc................. 129,994      5,888,728
           Heinz (H.J.) Co................... 122,524      4,463,549
           Hershey Foods Corp................  45,309      3,488,340
           Kellogg Co........................ 142,117      5,411,815
           Kroger Co./(1)/................... 259,451      4,802,438
           McCormick & Co. Inc...............  48,325      1,454,582
           Safeway Inc./(1)/................. 154,019      3,374,556
           Sara Lee Corp..................... 275,157      5,973,658
           SUPERVALU Inc.....................  46,701      1,335,182
           Sysco Corp........................ 225,338      8,389,334
           Winn-Dixie Stores Inc.............  49,350        491,032
           Wrigley (William Jr.) Co..........  78,251      4,398,489
                                                      --------------
                                                          64,554,291
                                                      --------------
           FOREST PRODUCTS & PAPER -- 0.60%
           Boise Cascade Corp................  30,097        988,987
           Georgia-Pacific Corp..............  88,496      2,714,172
           International Paper Co............ 167,284      7,211,613
           Louisiana-Pacific Corp./(1)/......  36,888        659,557
           MeadWestvaco Corp.................  69,846      2,077,919
           Plum Creek Timber Co. Inc.........  63,705      1,939,817
           Temple-Inland Inc.................  18,901      1,184,526
           Weyerhaeuser Co...................  76,531      4,897,984
                                                      --------------
                                                          21,674,575
                                                      --------------

           COMMON STOCKS, continued
          Security                             Shares       Value
          --------                            --------- --------------
          GAS -- 0.15%
          KeySpan Corp.......................    55,374 $    2,037,763
          Nicor Inc..........................    15,342        522,242
          Peoples Energy Corp................    12,821        538,995
          Sempra Energy......................    78,760      2,367,526
                                                        --------------
                                                             5,466,526
                                                        --------------
          HAND/MACHINE TOOLS -- 0.35%
          Black & Decker Corp................    27,061      1,334,649
          Emerson Electric Co................   146,521      9,487,235
          Snap-On Inc........................    20,298        654,408
          Stanley Works (The)................    28,231      1,069,108
                                                        --------------
                                                            12,545,400
                                                        --------------
          HEALTH CARE -- 4.64%
          Aetna Inc..........................    53,127      3,590,323
          Anthem Inc./(1)/...................    48,143      3,610,725
          Bard (C.R.) Inc....................    18,060      1,467,375
          Bausch & Lomb Inc..................    18,262        947,798
          Baxter International Inc...........   212,487      6,485,103
          Becton, Dickinson & Co.............    88,410      3,637,187
          Biomet Inc.........................    89,011      3,240,891
          Boston Scientific Corp./(1)/.......   285,227     10,484,945
          Express Scripts Inc./(1)/..........    27,342      1,816,329
          Guidant Corp.......................   108,280      6,518,456
          HCA Inc............................   172,535      7,412,104
          Health Management Associates Inc.
           Class A...........................    83,515      2,004,360
          Humana Inc./(1)/...................    56,076      1,281,337
          Johnson & Johnson.................. 1,033,457     53,388,389
          Manor Care Inc.....................    31,027      1,072,603
          Medco Health Solutions Inc./(1)/...    94,107      3,198,697
          Medtronic Inc......................   422,030     20,514,878
          Quest Diagnostics Inc./(1)/........    36,199      2,646,509
          St. Jude Medical Inc./(1)/.........    60,067      3,685,110
          Stryker Corp.......................    69,454      5,904,285
          Tenet Healthcare Corp./(1)/........   161,853      2,597,741
          UnitedHealth Group Inc.............   204,266     11,884,196
          WellPoint Health Networks Inc./(1)/    52,900      5,130,771
          Zimmer Holdings Inc./(1)/..........    84,195      5,927,328
                                                        --------------
                                                           168,447,440
                                                        --------------
          HOME BUILDERS -- 0.15%
          Centex Corp........................    21,645      2,330,084
          KB Home............................    16,144      1,170,763
          Pulte Homes Inc....................    21,602      2,022,379
                                                        --------------
                                                             5,523,226
                                                        --------------
          HOME FURNISHINGS -- 0.11%
          Leggett & Platt Inc................    66,814      1,445,187
          Maytag Corp........................    27,362        762,032
          Whirlpool Corp.....................    24,249      1,761,690
                                                        --------------
                                                             3,968,909
                                                        --------------
          HOUSEHOLD PRODUCTS/WARES -- 0.34%
          American Greetings Corp.
           Class A/(1)/......................    23,157        506,444
          Avery Dennison Corp................    38,470      2,155,089
          Clorox Co..........................    73,484      3,568,383
          Fortune Brands Inc.................    50,785      3,630,620

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2003

            COMMON STOCKS, continued
           Security                            Shares      Value
           --------                            ------- --------------
           HOUSEHOLD PRODUCTS/WARES, continued
           Newell Rubbermaid Inc..............  95,557 $    2,175,833
           Tupperware Corp....................  20,369        353,198
                                                       --------------
                                                           12,389,567
                                                       --------------
           INSURANCE -- 3.09%
           ACE Ltd............................  97,162      4,024,450
           AFLAC Inc.......................... 178,569      6,460,626
           Allstate Corp. (The)............... 244,965     10,538,394
           Ambac Financial Group Inc..........  37,210      2,582,002
           AON Corp........................... 109,183      2,613,841
           Chubb Corp.........................  65,386      4,452,787
           CIGNA Corp.........................  48,922      2,813,015
           Cincinnati Financial Corp..........  55,868      2,339,752
           Hancock (John) Financial
            Services Inc...................... 100,743      3,777,862
           Hartford Financial Services
            Group Inc.........................  98,497      5,814,278
           Jefferson-Pilot Corp...............  49,120      2,487,928
           Lincoln National Corp..............  61,980      2,502,133
           Loews Corp.........................  64,577      3,193,333
           Marsh & McLennan Companies Inc..... 184,629      8,841,883
           MBIA Inc...........................  50,189      2,972,694
           MetLife Inc........................ 264,688      8,912,045
           MGIC Investment Corp...............  34,272      1,951,448
           Principal Financial Group Inc...... 112,443      3,718,490
           Progressive Corp. (The)............  75,211      6,286,887
           Prudential Financial Inc........... 188,202      7,861,198
           SAFECO Corp........................  48,254      1,878,528
           St. Paul Companies Inc.............  79,449      3,150,153
           Torchmark Corp.....................  39,413      1,794,868
           Travelers Property Casualty Corp.
            Class B........................... 349,845      5,936,870
           UNUMProvident Corp................. 103,107      1,625,997
           XL Capital Ltd. Class A............  47,791      3,706,192
                                                       --------------
                                                          112,237,654
                                                       --------------
           IRON / STEEL -- 0.09%
           Allegheny Technologies Inc.........  28,110        371,614
           Nucor Corp.........................  27,266      1,526,896
           United States Steel Corp...........  35,970      1,259,669
                                                       --------------
                                                            3,158,179
                                                       --------------
           LEISURE TIME -- 0.44%
           Brunswick Corp.....................  31,856      1,013,976
           Carnival Corp...................... 219,318      8,713,504
           Harley-Davidson Inc................ 105,497      5,014,272
           Sabre Holdings Corp................  49,969      1,078,831
                                                       --------------
                                                           15,820,583
                                                       --------------
           LODGING -- 0.29%
           Harrah's Entertainment Inc.........  38,456      1,913,955
           Hilton Hotels Corp................. 132,077      2,262,479
           Marriott International Inc. Class A  80,520      3,720,024
           Starwood Hotels & Resorts
            Worldwide Inc.....................  70,409      2,532,612
                                                       --------------
                                                           10,429,070
                                                       --------------

              COMMON STOCKS, continued
             Security                       Shares       Value
             --------                      --------- --------------
             MACHINERY -- 0.70%
             Caterpillar Inc..............   120,900 $   10,037,118
             Cummins Inc..................    14,722        720,495
             Deere & Co...................    83,560      5,435,578
             Dover Corp...................    70,522      2,803,249
             Ingersoll-Rand Co. Class A...    60,398      4,099,816
             Rockwell Automation Inc......    64,903      2,310,547
                                                     --------------
                                                         25,406,803
                                                     --------------
             MANUFACTURERS -- 5.18%
             Cooper Industries Ltd........    32,498      1,882,609
             Crane Co.....................    20,701        636,349
             Danaher Corp.................    53,463      4,905,230
             Eastman Kodak Co.............    99,793      2,561,686
             Eaton Corp...................    26,459      2,857,043
             General Electric Co.......... 3,496,069    108,308,218
             Honeywell International Inc..   300,143     10,033,781
             Illinois Tool Works Inc......   107,280      9,001,865
             ITT Industries Inc...........    32,123      2,383,848
             Pall Corp....................    43,516      1,167,534
             Textron Inc..................    47,353      2,701,962
             3M Co........................   273,281     23,237,083
             Tyco International Ltd.......   696,041     18,445,087
                                                     --------------
                                                        188,122,295
                                                     --------------
             MEDIA -- 3.79%
             Clear Channel Communications
              Inc.........................   214,329     10,037,027
             Comcast Corp. Class A/(1)/...   783,731     25,761,238
             Dow Jones & Co. Inc..........    28,394      1,415,441
             Gannett Co. Inc..............    94,376      8,414,564
             Knight Ridder Inc............    27,823      2,152,666
             McGraw-Hill Companies Inc.
              (The).......................    66,708      4,664,223
             Meredith Corp................    17,474        852,906
             New York Times Co. Class A...    51,870      2,478,867
             Time Warner Inc./(1)/........ 1,574,386     28,323,204
             Tribune Co...................   108,727      5,610,313
             Univision Communications Inc.
              Class A/(1)/................   112,282      4,456,473
             Viacom Inc. Class B..........   609,068     27,030,438
             Walt Disney Co. (The)........   712,151     16,614,483
                                                     --------------
                                                        137,811,843
                                                     --------------
             METAL FABRICATE/HARDWARE -- 0.01%
             Worthington Industries Inc...    29,999        540,882
                                                     --------------
                                                            540,882
                                                     --------------
             MINING -- 0.66%
             Alcoa Inc....................   301,295     11,449,210
             Freeport-McMoRan Copper &
              Gold Inc....................    63,544      2,677,109
             Newmont Mining Corp..........   150,446      7,313,180
             Phelps Dodge Corp./(1)/......    31,113      2,367,388
                                                     --------------
                                                         23,806,887
                                                     --------------
             OFFICE/BUSINESS EQUIPMENT -- 0.20%
             Pitney Bowes Inc.............    81,326      3,303,462
             Xerox Corp./(1)/.............   275,740      3,805,212
                                                     --------------
                                                          7,108,674
                                                     --------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2003

            COMMON STOCKS, continued
           Security                          Shares       Value
           --------                         --------- --------------
           OIL & GAS PRODUCERS -- 5.19%
           Amerada Hess Corp...............    31,300 $    1,664,221
           Anadarko Petroleum Corp.........    87,352      4,455,826
           Apache Corp.....................    56,423      4,575,905
           Burlington Resources Inc........    69,169      3,830,579
           ChevronTexaco Corp..............   372,192     32,153,667
           ConocoPhillips..................   237,031     15,542,123
           Devon Energy Corp...............    80,967      4,636,170
           EOG Resources Inc...............    40,078      1,850,401
           Exxon Mobil Corp................ 2,301,444     94,359,204
           Kerr-McGee Corp.................    35,121      1,632,775
           Kinder Morgan Inc...............    42,913      2,536,158
           Marathon Oil Corp...............   108,019      3,574,349
           Nabors Industries Ltd./(1)/.....    51,048      2,118,492
           Noble Corp./(1)/................    46,587      1,666,883
           Occidental Petroleum Corp.......   134,087      5,663,835
           Rowan Companies Inc./(1)/.......    32,766        759,188
           Sunoco Inc......................    26,902      1,376,037
           Transocean Inc./(1)/............   111,396      2,674,618
           Unocal Corp.....................    90,154      3,320,372
                                                      --------------
                                                         188,390,803
                                                      --------------
           OIL & GAS SERVICES -- 0.57%
           Baker Hughes Inc................   116,586      3,749,406
           BJ Services Co./(1)/............    55,122      1,978,880
           Halliburton Co..................   152,540      3,966,040
           Schlumberger Ltd................   203,837     11,153,961
                                                      --------------
                                                          20,848,287
                                                      --------------
           PACKAGING & CONTAINERS -- 0.14%
           Ball Corp.......................    19,617      1,168,585
           Bemis Co........................    18,502        925,100
           Pactiv Corp./(1)/...............    54,735      1,308,167
           Sealed Air Corp./(1)/...........    29,594      1,602,219
                                                      --------------
                                                           5,004,071
                                                      --------------
           PHARMACEUTICALS -- 7.12%
           Abbott Laboratories.............   544,329     25,365,731
           Allergan Inc....................    45,413      3,488,173
           AmerisourceBergen Corp..........    38,967      2,187,997
           Bristol-Myers Squibb Co.........   675,219     19,311,263
           Cardinal Health Inc.............   150,749      9,219,809
           Forest Laboratories Inc./(1)/...   127,302      7,867,264
           King Pharmaceuticals Inc./(1)/..    83,986      1,281,626
           Lilly (Eli) & Co................   390,974     27,497,201
           MedImmune Inc./(1)/.............    86,202      2,189,531
           Merck & Co. Inc.................   774,719     35,792,018
           Pfizer Inc...................... 2,657,194     93,878,664
           Schering-Plough Corp............   511,651      8,897,611
           Watson Pharmaceuticals Inc./(1)/    37,595      1,729,370
           Wyeth...........................   463,707     19,684,362
                                                      --------------
                                                         258,390,620
                                                      --------------
           PIPELINES -- 0.11%
           Dynegy Inc. Class A/(1)/........   131,351        562,182
           El Paso Corp....................   211,726      1,734,036
           Williams Companies Inc..........   180,459      1,772,107
                                                      --------------
                                                           4,068,325
                                                      --------------

            COMMON STOCKS, continued
           Security                           Shares       Value
           --------                          --------- --------------
           REAL ESTATE INVESTMENT TRUSTS -- 0.36%
           Apartment Investment & Management
            Co. Class A.....................    32,812 $    1,132,014
           Equity Office Properties Trust...   139,203      3,988,166
           Equity Residential...............    95,900      2,830,009
           ProLogis.........................    62,649      2,010,406
           Simon Property Group Inc.........    66,617      3,087,032
                                                       --------------
                                                           13,047,627
                                                       --------------
           RETAIL -- 7.05%
           AutoNation Inc./(1)/.............    95,758      1,759,074
           AutoZone Inc./(1)/...............    30,909      2,633,756
           Bed Bath & Beyond Inc./(1)/......   103,110      4,469,819
           Best Buy Co. Inc.................   112,676      5,886,194
           Big Lots Inc./(1)/...............    40,725        578,702
           Circuit City Stores Inc..........    72,965        739,135
           CVS Corp.........................   137,521      4,967,259
           Darden Restaurants Inc...........    57,420      1,208,117
           Dillards Inc. Class A............    28,979        476,994
           Dollar General Corp..............   117,326      2,462,673
           eBay Inc./(1)/...................   224,917     14,527,389
           Family Dollar Stores Inc.........    60,044      2,154,379
           Federated Department Stores Inc..    62,956      2,967,116
           Gap Inc. (The)...................   311,901      7,239,222
           Home Depot Inc...................   792,206     28,115,391
           Kohls Corp./(1)/.................   118,380      5,319,997
           Limited Brands Inc...............   179,923      3,244,012
           Lowe's Companies Inc.............   273,791     15,165,283
           May Department Stores Co. (The)..   100,492      2,921,302
           McDonald's Corp..................   441,918     10,972,824
           Nordstrom Inc....................    47,843      1,641,015
           Office Depot Inc./(1)/...........   109,010      1,821,557
           Penney (J.C.) Co. Inc.
            (Holding Co.)...................    95,049      2,497,888
           RadioShack Corp..................    57,152      1,753,423
           Sears, Roebuck and Co............    88,385      4,020,634
           Staples Inc./(1)/................   172,390      4,706,247
           Starbucks Corp./(1)/.............   136,181      4,502,144
           Target Corp......................   317,349     12,186,202
           Tiffany & Co.....................    51,049      2,307,415
           TJX Companies Inc................   175,249      3,864,240
           Toys R Us Inc./(1)/..............    74,359        939,898
           Walgreen Co......................   356,969     12,986,532
           Wal-Mart Stores Inc.............. 1,506,876     79,939,772
           Wendy's International Inc........    39,679      1,557,004
           Yum! Brands Inc./(1)/............   102,410      3,522,904
                                                       --------------
                                                          256,055,513
                                                       --------------
           SEMICONDUCTORS -- 4.20%
           Advanced Micro Devices Inc./(1)/.   121,350      1,808,115
           Altera Corp./(1)/................   131,891      2,993,926
           Analog Devices Inc...............   127,884      5,837,905
           Applied Materials Inc./(1)/......   579,066     13,000,032
           Applied Micro Circuits Corp./(1)/   106,951        639,567
           Broadcom Corp. Class A/(1)/......   105,431      3,594,143
           Intel Corp....................... 2,274,335     73,233,587
           KLA-Tencor Corp./(1)/............    67,790      3,977,239
           Linear Technology Corp...........   108,767      4,575,828

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2003

            COMMON STOCKS, continued
           Security                           Shares       Value
           --------                          --------- --------------
           SEMICONDUCTORS, continued
           LSI Logic Corp./(1)/.............   132,023 $    1,171,044
           Maxim Integrated Products Inc....   114,406      5,697,419
           Micron Technology Inc./(1)/......   212,634      2,864,180
           National Semiconductor Corp./(1)/    64,539      2,543,482
           Novellus Systems Inc./(1)/.......    53,033      2,230,038
           NVIDIA Corp./(1)/................    56,450      1,312,463
           PMC-Sierra Inc./(1)/.............    60,137      1,211,761
           QLogic Corp./(1)/................    32,897      1,697,485
           Teradyne Inc./(1)/...............    66,607      1,695,148
           Texas Instruments Inc............   602,590     17,704,094
           Xilinx Inc./(1)/.................   119,188      4,617,343
                                                       --------------
                                                          152,404,799
                                                       --------------
           SOFTWARE -- 5.38%
           Adobe Systems Inc................    81,471      3,201,810
           Autodesk Inc.....................    38,844        954,786
           Automatic Data Processing Inc....   206,983      8,198,597
           BMC Software Inc./(1)/...........    78,797      1,469,564
           Citrix Systems Inc./(1)/.........    57,129      1,211,706
           Computer Associates International
            Inc.............................   201,642      5,512,892
           Compuware Corp./(1)/.............   133,789        808,086
           Electronic Arts Inc./(1)/........   103,707      4,955,120
           First Data Corp..................   253,770     10,427,409
           Fiserv Inc./(1)/.................    67,492      2,666,609
           IMS Health Inc...................    83,371      2,072,603
           Intuit Inc./(1)/.................    69,119      3,657,086
           Mercury Interactive Corp./(1)/...    31,341      1,524,426
           Microsoft Corp................... 3,764,730    103,680,664
           Novell Inc./(1)/.................   129,985      1,367,442
           Oracle Corp./(1)/................ 1,819,867     24,022,244
           Parametric Technology Corp./(1)/.    92,796        365,616
           PeopleSoft Inc./(1)/.............   130,532      2,976,130
           Siebel Systems Inc./(1)/.........   172,633      2,394,420
           Symantec Corp./(1)/..............   107,253      3,716,316
           Yahoo! Inc./(1)/.................   228,866     10,337,877
                                                       --------------
                                                          195,521,403
                                                       --------------
           TELECOMMUNICATION EQUIPMENT -- 1.12%
           ADC Telecommunications Inc./(1)/.   280,370        832,697
           Andrew Corp./(1)/................    53,498        615,762
           Avaya Inc./(1)/..................   145,114      1,877,775
           CIENA Corp./(1)/.................   165,027      1,095,779
           Comverse Technology Inc./(1)/....    67,119      1,180,623
           JDS Uniphase Corp./(1)/..........   499,722      1,823,985
           Lucent Technologies Inc./(1)/.... 1,460,012      4,146,434
           Motorola Inc.....................   810,468     11,403,285
           QUALCOMM Inc.....................   278,566     15,023,064
           Scientific-Atlanta Inc...........    52,858      1,443,023
           Tellabs Inc./(1)/................   145,230      1,224,289
                                                       --------------
                                                           40,666,716
                                                       --------------
           TELECOMMUNICATIONS -- 1.73%
           AT&T Wireless Services Inc./(1)/.   945,189      7,552,060
           Citizens Communications Co./(1)/.    99,064      1,230,375
           Corning Inc./(1)/................   463,033      4,829,434

           COMMON STOCKS, continued
          Security                            Shares       Value
          --------                           --------- --------------
          TELECOMMUNICATIONS, continued
          Nextel Communications Inc.
           Class A/(1)/.....................   382,852 $   10,742,827
          Qwest Communications International
           Inc./(1)/........................   615,599      2,659,388
          Sprint Corp. (PCS Group)/(1)/.....   360,472      2,025,853
          Verizon Communications Inc........   961,521     33,730,157
                                                       --------------
                                                           62,770,094
                                                       --------------
          TELEPHONE -- 1.81%
          Alltel Corp.......................   108,665      5,061,616
          AT&T Corp.........................   275,004      5,582,581
          BellSouth Corp....................   643,475     18,210,343
          CenturyTel Inc....................    50,221      1,638,209
          SBC Communications Inc............ 1,152,740     30,051,932
          Sprint Corp. (FON Group)..........   314,764      5,168,425
                                                       --------------
                                                           65,713,106
                                                       --------------
          TEXTILES -- 0.08%
          Cintas Corp.......................    59,468      2,981,131
                                                       --------------
                                                            2,981,131
                                                       --------------
          TOBACCO -- 1.16%
          Altria Group Inc..................   707,218     38,486,804
          R.J. Reynolds Tobacco Holdings
           Inc..............................    29,472      1,713,797
          UST Inc...........................    57,737      2,060,634
                                                       --------------
                                                           42,261,235
                                                       --------------
          TOYS/GAMES/HOBBIES -- 0.12%
          Hasbro Inc........................    60,769      1,293,164
          Mattel Inc........................   149,697      2,884,661
                                                       --------------
                                                            4,177,825
                                                       --------------
          TRANSPORTATION -- 1.44%
          Burlington Northern Santa Fe
           Corp.............................   129,264      4,181,690
          CSX Corp..........................    74,528      2,678,536
          FedEx Corp........................   103,864      7,010,820
          Norfolk Southern Corp.............   135,952      3,215,265
          Union Pacific Corp................    88,846      6,173,020
          United Parcel Service Inc.
           Class B..........................   391,449     29,182,523
                                                       --------------
                                                           52,441,854
                                                       --------------
          TRUCKING & LEASING -- 0.02%
          Ryder System Inc..................    22,321        762,262
                                                       --------------
                                                              762,262
                                                       --------------
          TOTAL COMMON STOCKS
           (Cost: $3,301,259,237)...........            3,581,531,538
                                                       --------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2003

           SHORT TERM INVESTMENTS -- 8.35%
          Security                         Principal       Value
          --------                        ------------ --------------
          MONEY MARKET FUNDS -- 4.73%
          Barclays Global Investors Funds
           Institutional Money Market
           Fund, Institutional
           Shares/(2)(4)/................  130,825,620 $  130,825,620
          Barclays Global Investors Funds
           Prime Money Market Fund,
           Institutional Shares/(2)(4)/..   32,815,719     32,815,719
          BlackRock Temp Cash Money
           Market Fund/(2)/..............    1,176,608      1,176,608
          Short Term Investment Co. --
           Liquid Assets Money Market
           Portfolio/(2)/................    7,090,158      7,090,158
                                                       --------------
                                                          171,908,105
                                                       --------------
          FLOATING RATE NOTES -- 1.60%
          Beta Finance Inc.
            1.11%, 05/20/04/(2)(3)/...... $  1,491,624      1,491,539
            1.12%, 09/15/04/(2)(3)/......    2,983,247      2,983,038
            1.13%, 10/12/04/(2)(3)/......    1,491,624      1,491,509
            1.20%, 08/23/04/(2)(3)/......    1,491,624      1,492,443
          CC USA Inc.
            1.06%, 05/24/04/(2)(3)/......    2,983,247      2,983,131
            1.11%, 04/19/04/(2)(3)/......    1,312,629      1,312,610
            1.16%, 07/15/04/(2)(3)/......    1,491,624      1,491,911
          Dorada Finance Inc.
            1.11%, 05/20/04/(2)(3)/......    2,983,247      2,983,077
            1.24%, 08/09/04/(2)/.........      745,812        745,744
          Five Finance Inc.
            1.13%, 04/15/04/(2)(3)/......    1,491,624      1,491,624
          HBOS Treasury Services PLC
            1.16%, 01/24/05/(2)/.........    2,983,247      2,983,247
          Holmes Financing PLC
            1.12%, 04/15/04/(2)/.........      596,649        596,649
          K2 USA LLC
            1.10%, 09/27/04/(2)(3)/......    3,221,907      3,221,553
            1.12%, 08/16/04/(2)(3)/......      745,812        745,743
            1.13%, 05/17/04/(2)/.........    1,491,624      1,491,596
            1.14%, 04/13/04/(2)/.........    1,491,624      1,491,603
          Links Finance LLC
            1.10%, 06/28/04/(2)/.........    1,491,624      1,491,479
            1.10%, 07/20/04/(2)/.........    1,193,299      1,193,168
            1.11%, 03/29/04/(2)/.........    1,491,624      1,491,624
            1.14%, 05/04/04/(2)/.........    1,491,624      1,491,599
          Nationwide Building Society
            1.14%, 07/23/04/(2)(3)/......    2,237,435      2,237,435
            1.17%, 12/28/04/(2)(3)/......    2,983,247      2,983,247
          Permanent Financing PLC
            1.13%, 12/10/04/(2)/.........    1,491,624      1,491,624
          Sigma Finance Inc.
            1.09%, 10/07/04/(2)/.........    2,983,247      2,982,792
            1.10%, 07/20/04/(2)/.........    1,491,624      1,491,460
            1.13%, 07/01/04/(2)/.........    1,491,624      1,491,439
            1.24%, 08/06/04/(2)/.........      745,812        745,767
          Tango Finance Corp.
            1.09%, 07/15/04/(2)(3)/......      894,974        894,816
            1.10%, 07/06/04/(2)(3)/......      894,974        894,928
          WhistleJacket Capital LLC
            1.12%, 09/15/04/(2)(3)/......    1,491,624      1,491,414

          SHORT TERM INVESTMENTS, continued
         Security                            Principal      Value
         --------                            ---------- --------------
         FLOATING RATE NOTES, continued
         White Pine Finance LLC
           1.10%, 08/26/04/(2)(3)/.......... $1,491,624 $    1,491,475
           1.12%, 04/20/04/(2)(3)/..........  1,491,624      1,491,624
           1.12%, 11/15/04/(2)(3)/..........  1,789,948      1,789,948
           1.13%, 07/06/04/(2)(3)/..........  1,789,948      1,789,861
                                                        --------------
                                                            57,932,717
                                                        --------------
         TIME DEPOSITS -- 0.60%
         Abbey National Treasury
          Services PLC
           1.40%, 10/25/04/(2)/.............  2,983,247      2,982,883
         Bank of New York
           1.39%, 11/01/04/(2)/.............  2,983,247      2,982,999
         Bank of Nova Scotia
           1.24%, 10/07/04/(2)/.............  2,237,435      2,237,264
           1.42%, 10/29/04/(2)/.............  2,237,435      2,237,574
         Canadian Imperial Bank of
          Commerce
           1.24%, 10/07/04/(2)/.............  2,237,435      2,237,179
           1.40%, 10/29/04/(2)/.............  2,983,247      2,983,186
         SunTrust Bank
           0.81%, 01/02/04/(2)/.............  3,729,059      3,729,060
         Toronto-Dominion Bank
           1.41%, 11/01/04/(2)/.............  2,237,435      2,237,249
                                                        --------------
                                                            21,627,394
                                                        --------------
         REPURCHASE AGREEMENTS -- 0.57%
         Goldman, Sachs & Co.
           1.02%, 01/02/04/(2)/.............  8,949,742      8,949,742
         Merrill Lynch
           0.98%, 01/02/04/(2)/.............  2,983,247      2,983,247
           0.98%, 01/02/04/(2)/.............  2,983,247      2,983,247
           1.00%, 01/02/04/(2)/.............  5,966,494      5,966,494
                                                        --------------
                                                            20,882,730
                                                        --------------
         COMMERCIAL PAPER -- 0.57%
         Alpine Securitization Corp.
           1.09%, 01/07/04/(2)/.............  1,491,624      1,491,398
           1.09%, 01/09/04/(2)/.............  1,491,624      1,491,307
           1.10%, 01/20/04/(2)/.............  1,491,624      1,490,803
         Amsterdam Funding Corp.
           1.09%, 01/07/04/(2)/.............  1,491,624      1,491,398
           1.09%, 01/20/04/(2)/.............  1,491,624      1,490,811
         Barton Capital Corp.
           1.09%, 01/13/04/(2)/.............    894,974        894,676
         Edison Asset Securitization
           1.09%, 01/23/04/(2)/.............  1,491,624      1,490,675
         Falcon Asset Securitization
           1.09%, 01/16/04/(2)/.............  2,983,247      2,981,983
         Jupiter Securitization Corp.
           1.09%, 01/14/04/(2)/.............  3,281,572      3,280,385
         Preferred Receivables Funding Corp.
           1.09%, 01/12/04/(2)/.............  2,684,923      2,684,111
         Receivables Capital Corp.
           1.02%, 01/06/04/(2)/.............  1,878,581      1,878,368
                                                        --------------
                                                            20,665,915
                                                        --------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                  December 31, 2003

             SHORT TERM INVESTMENTS, continued
            Security                     Principal       Value
            --------                     ---------- --------------
            U.S. GOVERNMENT AGENCY NOTES -- 0.20%
            Federal Home Loan Mortgage
             Corporation
              1.15%, 05/12/04/(2)/...... $2,237,435 $    2,228,072
              1.28%, 08/19/04/(2)/......  1,193,299      1,183,540
            Federal National Mortgage
             Association
              1.28%, 08/20/04/(2)/......  3,878,223      3,846,368
                                                    --------------
                                                         7,257,980
                                                    --------------
            U.S. TREASURY OBLIGATIONS -- 0.08%
            U.S. Treasury Bill
              0.89%/(5)/, 03/25/04/(6)/.  2,900,000      2,894,044
                                                    --------------
                                                         2,894,044
                                                    --------------
            TOTAL SHORT TERM
             INVESTMENTS
              (Cost: $303,168,931)......               303,168,885
                                                    --------------
            TOTAL INVESTMENTS IN
             SECURITIES -- 106.98%
              (Cost: $3,604,428,168)....             3,884,700,423
                                                    --------------
            Other Assets, Less
             Liabilities -- (6.98%).....              (253,307,826)
                                                    --------------
            NET ASSETS -- 100.00%.......            $3,631,392,597
                                                    ==============

--------
/(1)/Non-income earning securities.
/(2)/All or a portion of this security represents investments of securities lending collateral.
/(3)/Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
/(4)/Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
/(5)/Yield to maturity.
/(6)/This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.


  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio


          Statement of Assets and Liabilities
                                                     December 31, 2003
         Assets
         Investments in securities, at value (including
          securities on loan /(a)/)
          (Cost: $3,604,428,168) (Note 1).............. $3,884,700,423
         Receivables:
         Dividends and interest........................      4,862,145
         Due from broker -- variation margin...........        127,888
                                                        --------------
           Total Assets................................  3,889,690,456
                                                        --------------
         Liabilities
         Payables:
         Collateral for securities loaned (Note 4).....    257,408,856
         Due to custodian..............................        598,768
         Advisory fees (Note 2)........................        290,235
                                                        --------------
           Total Liabilities...........................    258,297,859
                                                        --------------
         Net Assets.................................... $3,631,392,597
                                                        ==============

--------
/(a)/Securities on loan with market value of $249,879,960. See Note 4.

        Statement of Operations
                                     For the Year Ended December 31, 2003
       Net Investment Income
       Dividends (Net of foreign withholding tax of
        $18,238)........................................... $ 50,028,738
       Interest............................................    1,179,840
       Securities lending income...........................      127,821
                                                            ------------
         Total investment income...........................   51,336,399
                                                            ------------
       Expenses (Note 2)
       Advisory fees.......................................    1,436,333
                                                            ------------
         Total expenses....................................    1,436,333
                                                            ------------
       Net investment income...............................   49,900,066
                                                            ------------
       Realized and Unrealized Gain (Loss) on
        Investments
       Net realized loss on sale of investments............  (57,935,276)
       Net realized gain from in-kind redemptions..........   59,216,552
       Net realized gain on futures contracts..............   14,788,212
       Net change in unrealized appreciation (depreciation)
        of investments.....................................  682,477,422
       Net change in unrealized appreciation (depreciation)
        of futures contracts...............................    3,600,828
                                                            ------------
       Net gain on investments.............................  702,147,738
                                                            ------------
       Net Increase in Net Assets Resulting From
        Operations......................................... $752,047,804
                                                            ============

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

 Statements of Changes in Net Assets
                                                                         For the         For the
                                                                        Year Ended      Year Ended
                                                                       December 31,    December 31,
                                                                           2003            2002
                                                                      --------------  --------------
Increase (Decrease) in Net Assets
Operations:
  Net investment income.............................................. $   49,900,066  $   40,577,166
  Net realized gain (loss)...........................................     16,069,488    (255,819,289)
  Net change in unrealized appreciation (depreciation)...............    686,078,250    (457,092,164)
                                                                      --------------  --------------
Net increase (decrease) in net assets resulting from operations......    752,047,804    (672,334,287)
                                                                      --------------  --------------
Interestholder transactions:
  Contributions......................................................  1,247,904,502   1,124,925,648
  Withdrawals........................................................   (708,478,794)   (904,586,226)
                                                                      --------------  --------------
Net increase in net assets resulting from interestholder transactions    539,425,708     220,339,422
                                                                      --------------  --------------
Increase (decrease) in net assets....................................  1,291,473,512    (451,994,865)
Net Assets:
  Beginning of year..................................................  2,339,919,085   2,791,913,950
                                                                      --------------  --------------
  End of year........................................................ $3,631,392,597  $2,339,919,085
                                                                      ==============  ==============

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

                       Notes to the Financial Statements


1. Significant Accounting Policies

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

   These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

   Under the Master Portfolio's organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred. However, based on experience, the Master Portfolio expects the risk of loss to be remote.

   The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

   The securities of the Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

   Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

Federal Income Taxes

   In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

S&P 500 Index Master Portfolio

   It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

Futures Contracts

   The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

   As of December 31, 2003, the open futures contracts held by the Master Portfolio were as follows:

                                                                          Net Unrealized
Number of Contracts Futures Index Expiration Date Notional Contract Value  Appreciation
------------------- ------------- --------------- -----------------------  ------------
        179            S&P 500       03/18/04           $49,699,350         $1,202,533

   The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $2,900,000 for initial margin requirements.

Repurchase Agreements

   The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at December 31, 2003; however, cash collateral for securities on loan was invested in repurchase agreements at December 31, 2003. For further information, see Note 4, below.

2. Agreements and Other Transactions with Affiliates

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

   Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

S&P 500 Index Master Portfolio

   Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the SEC. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through December 31, 2003, BGI earned $118,408 in securities lending agent fees.

   SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

   MIP has entered into an administration services arrangement with BGI who has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

   Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

   Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

   Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the year ended December 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the year were in compliance with the requirements and restrictions set forth by Rule 17a-7.

   Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3. Investment Portfolio Transactions

   Investment transactions (excluding short-term investments) for the Master Portfolio, for the year ended December 31, 2003, were as follows:

                         Purchases at cost $882,802,151
                         Sales proceeds... $229,970,874

S&P 500 Index Master Portfolio

   For the year ended December 31, 2003, the Master Portfolio received in-kind contributions of portfolio securities in the amount of $205,309,742 and paid in-kind redemption proceeds of portfolio securities in the amount of $117,327,790. In-kind purchases are transactions in which an interestholder in the Master Portfolio purchases interests in the Master Portfolio by contributing portfolio securities, rather than paying cash, to the Master Portfolio. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The in-kind gains or losses for the year ended December 31, 2003 are disclosed in the Master Portfolio's Statement of Operations.

   At December 31, 2003, the cost of investments for federal income tax purposes for the Master Portfolio was $3,738,889,279. Net unrealized appreciation aggregated $145,811,144, of which $463,170,996 represented gross unrealized appreciation on securities and $317,359,852 represented gross unrealized depreciation on securities.

4. Portfolio Securities Loaned

   The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

   As of December 31, 2003, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan at December 31, 2003 and the value of the related collateral are disclosed in the Master Portfolio's Statement of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

5. Financial Highlights

   Financial highlights for the Master Portfolio were as follows:

                                               Year Ended     Year Ended   Year Ended   Year Ended  Period Ended    Year Ended
                                              December 31,   December 31, December 31, December 31, December 31,   February 28,
                                                  2003           2002         2001         2000      1999/(1)/         1999
                                              ------------   ------------ ------------ ------------ ------------   ------------
Ratio of expenses to average net assets/(2)/.     0.05%           0.05%        0.05%       0.05%        0.05%          0.05%
Ratio of net investment income to average net
 assets/(2)/.................................     1.74%           1.57%        1.31%       1.22%        1.44%          1.61%
Portfolio turnover rate......................        8%/(4)/       12 %          9 %        10 %          7 %           11 %
Total return.................................    28.52%         (22.05)%     (11.96)%     (9.19)%      19.82%/(3)/    19.65%

--------
/(1)/For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/Annualized for periods of less than one year.
/(3)/Not annualized.
/(4)/Portfolio turnover rate excluding in-kind transactions was 4%.

Report of Independent Auditors

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolio for each of the periods ended from February 28, 1999 through December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP
San Francisco, California
February 9, 2004

Master Investment Portfolio
Trustees Information -- Unaudited

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio's Trustees may be found in Part B of the Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-877-244-1544.

                       Interested Trustees and Officers

                                                                                           Other Public
                                                                                            Company and
                           Position(s),                                                     Investment
                            Length of                   Principal Occupation                  Company
Name, Address and Age        Service                   During Past Five Years              Directorships
--------------------- ----------------------- ---------------------------------------- ----------------------
Lee T. Kranefuss, *42 Trustee since November  Chief Executive Officer of the           Director, iShares Inc.
                      16, 2001, President and Intermediary Investor and Exchange       (since June 18, 2003);
                      Chief Executive Officer Traded Products Business of Barclays     Trustee, iShares Trust
                                              Global Investors, N.A. ("BGI")           (since June 18, 2003)

Michael A. Latham, 38 Secretary, Treasurer    Chief Operating Officer of the           None
                      and Chief Financial     Intermediary Investor and Exchange
                      Officer                 Traded Products Business of BGI (since
                                              2003); Director of Mutual Fund Delivery
                                              in the U.S. Individual Investor Business
                                              of BGI (2000-2003); Head of Operations,
                                              BGI Europe (1997-2000)

--------
* Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment advisor of the Master Portfolio.

                             Independent Trustees

                                                                                             Other Public
                                                                                              Company and
                              Position(s),                                                    Investment
                               Length of                  Principal Occupation                  Company
Name, Address and Age           Service                  During Past Five Years              Directorships
---------------------    ---------------------- ---------------------------------------- ----------------------
Mary G. F. Bitterman, 59 Trustee since November Director, Osher Lifelong Learning        Director, Pacific
                         16, 2001               Institutes, The Bernard Osher            Century Financial
                                                Foundation; President and Chief          Corporation/Bank of
                                                Executive Officer of The James Irvine    Hawaii.
                                                Foundation (non-profit foundation);
                                                President and Chief Executive Officer of
                                                KQED, Inc. (public television and radio)
                                                from 1993-2002

Jack S. Euphrat, 81..... Trustee since October  Private Investor                         None
                         20, 1993

W. Rodney Hughes, 77.... Trustee since October  Private Investor                         None
                         20, 1993

Richard K. Lyons, 42.... Trustee since November Professor, University of California,     Director, Matthews
                         16, 2001               Berkeley: Haas School of Business;       Asian Funds
                                                Member, Council of Foreign Relations     (oversees 6
                                                                                         portfolios); Director,
                                                                                         iShares Inc. (since
                                                                                         2001); Trustee,
                                                                                         iShares Trust (since
                                                                                         2001).

Leo Soong, 57........... Trustee since February President of Trinity Products LLC        Chairman of the
                         9, 2000                (beverages); Managing Director of CG     California
                                                Roxane LLC (water company); Co-          Automobile
                                                Founder of Crystal Geyser Water Co.      Association
                                                (President through 1999)

                                                                          02/04

Item 2. Code of Ethics.

  Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

  The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 11 (a)(1).

Item 3. Audit Committee Financial Expert.

       (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

              (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

             (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Drew Kagan, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

       (a)Audit Fees: the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

          2002 $ 11,300
          2003 $ 11,865

       (b) Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported under Item 1 were as follows:

          2002 $ 3,500
          2003 $ 3,750

       Please describe the nature of the services comprising the fees disclosed under this category.

          Fees for both years relate to the review of the annual N-1A filing.

       (c) Tax Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

          2002 $ 2,500
          2003 $ 2,265

       Please describe the nature of the services comprising the fees disclosed under this category.

          Fees for both years relate to the preparation of the Funds' tax returns and excise tax review.

       (d) All Other Fees: the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Funds, other than the services reported in Items 1 through 3.

          2002 $ 0
          2003 $ 0

       Please describe the nature of the services comprising the fees disclosed under this category.

       (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

       Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

           (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

       None of the services summarized in (a)-(d), above, were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

       (f) The percentage of hours expended on the principal accountants engagement to audit the Funds' financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Not applicable.

       (g) The aggregate non-audit fees billed by the registrant's the principal accountants for services rendered to the Funds, and rendered to the Funds investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Funds for each of the last two fiscal years of the registrant were as follows:

          2002 $ 6,000
          2003 $ 6,015

       (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

       (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
       Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

       (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under

** means greater than
the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

     The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)      /s/ Troy A. Sheets
                              ------------------------------
                              Troy A. Sheets, Treasurer
Date 3/11/04

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ George O. Martinez
                             ------------------------------
                             George O. Martinez, President

Date 3/11/04

By (Signature and Title)     /s/ Troy A. Sheets
                             ------------------------------
                             Troy A. Sheets, Treasurer

Date 3/11/04